Deposits, Prepayments and Deferred Expenses	6 Months Ended
Jun. 30, 2025
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Deposits, Prepayments and Deferred Expenses	14. DEPOSITS, PREPAYMENTS AND DEFERRED EXPENSES

	As of June 30, 2025	As of December 31, 2024
(In thousands)
Prepayments	$651	$360
Value-Added Tax recoverable	178	127
Deposits	6	14
	$835	$501